Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank accounts	€ 21,629	€ 38,576
Short-term bank deposits	0	2,813
Cash and cash equivalents	€ 21,629	€ 41,388	€ 63,021	€ 83,921